JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                          SUPPLEMENT DATED MAY 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to MARKETPLACE VARIABLE ANNUITY contracts delivered or issued for delivery on or before May 1, 2000:


      (1) Your contract enables you to invest in the Global Equity variable investment option. If you select this variable investment option, we will invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). We may modify or delete this investment option in the future.

      (2) The Annual Fund Expenses table on page 5 of the prospectus is supplemented with the following information on the Global Equity variable investment option:



                                                                   Investment      Other     Total Fund   Other Operating
                                                                   Management    Operating   Operating    Expenses Absent
Fund Name                                                              Fee        Expenses    Expenses     Reimbursement
                                                                   ----------    ---------   ----------   ---------------

John Hancock Variable Series Trust I (See Note 1 on page 6):
Global Equity..................................................        0.90%        0.10%       1.00%          0.50%

      (3) The example on page 7 of the prospectus is supplemented with the following information on the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to the Global Equity variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional benefit riders; actual expense may be greater or less than those shown above and in the Fee table on page 5 of the prospectus):

          If you begin receiving payments under one of our annuity payment options at the end of one of the following periods, if you maintain your contract in force, or if you do not surrender ("turn in") your contact at the end of one of the applicable periods, you would pay $21 at the end of 1 year; $63 at the end of 3 years; $106 at the end of 5 years; and $235 at the end of 10 years.

      (4) The Global Equity variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the prospectus (See "How can I change my contract's investment allocations?" beginning on page 13 of the prospectus.)


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



                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                    SUPPLEMENT DATED MAY 1, 2000 - continued


      (5) The Condensed Financial  Information table beginning on page 31 is
          supplemented   with  the  following   selected  data  for  Marketplace
          accumulation  units for the Global Equity  investment  option.  Values shown for 1998 begin on November 30, 1998:


                                                                            Year Ended           Year Ended
                                                                         December 31, 1999    December 31, 1998
                                                                         -----------------    -----------------
   Global Equity
    Accumulation share value:
     Beginning of period .............................................      $10.305               $10.000
     End of period ...................................................       12.670               $10.305
    Number of Accumulation Shares outstanding at end of period .......          157                   0






    This supplement is accompanied with a prospectus supplement dated May 1, 2000
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for the Trust that contains detailed information about the Global Equity Fund. Be sure
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to read that prospectus supplement before selecting the Global Equity investment option.
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


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